VARIABLE INTEREST ENTITIES	12 Months Ended
Aug. 31, 2013
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
Monsanto is involved with entities that are deemed to be variable interest entities (VIEs). Monsanto has determined that the company holds variable interests in an entity that is established as a revolving financing program. In addition, Monsanto has various variable interests in biotechnology companies that focus on plant gene and agricultural fungicide research, development and commercialization. These variable interests have also been determined to be VIEs.
Consolidated VIEs
Monsanto has a financing program in Brazil that is recorded as a consolidated VIE. For the most part, the VIE consists of a revolving financing program that is funded by investments from the company and other third parties, primarily investment funds, and has been established to service Monsanto’s customer receivables. As of Aug. 31, 2013, a 91 percent senior interest in the entity is held by third parties, primarily investment funds, and Monsanto holds the remaining 9 percent. As of Aug. 31, 2012, an 88 percent senior interest in the entity was held by third parties, primarily investment funds, and Monsanto held the remaining 12 percent interest. As of Aug. 31, 2013, under the agreement, Monsanto is required to maintain an investment in the VIE of at least 9 percent and could be required to provide additional contributions to the VIE. As of Aug. 31, 2012, under the agreement, Monsanto was required to maintain an investment in the VIE of at least 12 percent. Monsanto currently has no unfunded commitments to the VIE. See Note 7 — Customer Financing Programs — for additional information regarding the revolving financing arrangement.
Creditors have no recourse against Monsanto in the event of default by the VIE. The company’s financial or other support provided to the VIE is limited to its investment. Even though Monsanto holds a subordinate interest in the VIE, the VIE was established to service transactions involving the company and the company determines the receivables that are included in the revolving financing program. Therefore, the determination is that Monsanto has the power to direct the activities most significant to the economic performance of the VIE. As a result, the company is the primary beneficiary of the VIE and the VIE has been consolidated in Monsanto’s Consolidated Financial Statements. The assets of the VIE may only be used to settle the obligations of the respective entity. Third-party investors in the VIE do not have recourse to the general assets of Monsanto other than the maximum exposure to loss relating to the VIE. The following table presents the carrying value of assets and liabilities, which are identified as restricted assets and liabilities on the company’s Statements of Consolidated Financial Position, and the maximum exposure to loss relating to the VIE for which Monsanto is the primary beneficiary.

	Financing Program VIEs
	As of Aug. 31,
(Dollars in millions)	2013	2012
Cash and cash equivalents	$140	$120
Trade receivables, net	—	52
Total Assets	$140	$172
Total Liabilities	—	—
Maximum Exposure to Loss	$—	$23

In June 2013, Monsanto entered into an agreement with a biotechnology company to establish a jointly-owned subsidiary to focus on research and development specifically related to agricultural fungicides. The subsidiary is recorded as a consolidated VIE of Monsanto. As of Aug. 31, 2013, Monsanto's ownership interest in the VIE was less than 1%, with the remaining interest held by a separate third party. Under the arrangement, Monsanto will fund the operations of the VIE in return for additional equity interests up to 35%. The funding, which may total up to $16 million, will be provided in three separate research phases if research milestones are met. Monsanto also holds a call option to acquire 100% of the equity interests in the VIE from the third party majority owner. The call option was granted by the third party majority owner to Monsanto in return for total aggregate payments of $15 million, of which $7 million had been paid by Monsanto as of Aug. 31, 2013. The remaining payments will be made upon achievement of research milestones by the VIE. Even though Monsanto holds a minority interest in the VIE, the VIE was established to perform agricultural-based research and development activities for the benefit of Monsanto, and Monsanto provides all funding of the VIE's activities. Further, Monsanto has the power to direct the activities most significant to the VIE. As a result, Monsanto is the primary beneficiary of the VIE and the VIE has been consolidated in Monsanto's Consolidated Financial Statements. As of Aug. 31, 2013, the VIE had no significant assets or liabilities. Monsanto's maximum exposure to loss as of Aug. 31, 2013 was $11 million, which represents the funding required to be provided to the VIE during the current research phase and the initial consideration paid related to the call option. The third party majority owner of the VIE does not have recourse to the general assets of Monsanto beyond Monsanto's maximum exposure to loss at any given time relating to the VIE.
Non-Consolidated VIEs
Monsanto has variable interests through investments and arrangements with biotechnology companies that focus on plant gene research, development and commercialization. The company has not provided financial or other support with respect to these investments or arrangements other than its original investment. The company also has no implied or unfunded commitments to these VIEs. Monsanto’s maximum exposure to loss on these variable interests is limited to the amount of the company’s investment in the entity. As of Aug. 31, 2012, GrassRoots Biotechnology, Inc. was deemed to be a non-consolidated variable interest entity (VIE). As of Aug. 31, 2013, Monsanto had acquired 100 percent of the outstanding stock of GrassRoots Biotechnology, Inc. See Note 4 — Business Combinations — for further information. The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to VIEs that the company does not consolidate:

	Biotechnology VIEs
	As of Aug. 31,
(Dollars in millions)	2013	2012
Property, plant and equipment, net	$4	$5
Other intangible assets, net	3	14
Other assets	—	—
Total Non-Current Assets	$7	$19
Total Liabilities	—	—
Maximum Exposure to Loss	$—	$—